Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,461)	$ (15,585)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	191	241
Impairment of royalties buyout		576	[1]
Loss from sale of property, plant and equipment		14
Change in liability for employees rights upon retirement	(119)	19
Financial expenses	222	249
Share-based compensation expenses	978	3,107
Loss (gains) on amounts funded in respect of employee rights upon retirement, net	(16)	3
Changes in operating asset and liability items:
Decrease in prepaid expenses	10	141
Decrease in trade receivables	49	230
Decrease (increase) in other receivables	(15)	217
Decrease in inventory	253	1,171
(Decrease) increase in trade payables	106	(397)
Decrease in other payable and advanced payment from customers	(693)	(1,582)
Net cash used in operating activities	(7,495)	(11,596)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(49)	(16)
Amounts funded in respect of employee rights upon retirement, net	119	(7)
Net cash used in investing activities	70	(23)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net of $1,966 and $1,315 issuance costs, respectively	14,365	12,432
Repayment of loan	(2,648)	(3,702)
Taxes withheld in respect of share issuance	(14)	(113)
Net cash provided by financing activities	11,703	8,617
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(19)	(41)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,259	(3,043)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,257	6,300
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	7,516	3,257
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income taxes	6	13
Interest paid	399	863
SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES:
Warrants granted to lender in a debt modification, see Note 7c	$ 123

[1]	During the year ended December 31, 2015 the Company recorded expenses related to the impairment of the royalties buyout asset amounting to $576,000 due to anticipated lower sales of MGuard Prime in the future resulting from industry preferences for drug eluting stents.